DEBT (Details) € in Millions, ¥ in Millions, $ in Millions			12 Months Ended
		Oct. 01, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Jul. 24, 2015 CNY (¥)	Jul. 24, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Mar. 31, 2015 USD ($)	Oct. 15, 2013 USD ($)
Debt
Total debt - excluding debt to affiliates				$ 5,121		$ 4,795
Total current portion of debt	[1]			267		170
Long-term portion	[1]			4,854		4,625
Total debt - excluding debt to affiliates				5,121		4,795
Notes payable to affiliates-current				100		100
Notes payable to affiliates-noncurrent				656		698
Total debt				5,877		5,593
Debt issuances costs			$ 67	79
Consolidated VIE's
Debt
Total current portion of debt				172		15
Long-term portion				36		137
Total debt - excluding debt to affiliates				207		151
Arabian Amines Company
Debt
Total current portion of debt						11
Long-term portion						132
Total debt - excluding debt to affiliates						143
A/R Programs
Variable interest entity ownership percentage			50.00%
Term loans
Debt
Total debt - excluding debt to affiliates				2,468		$ 2,454
Senior Credit Facilities
Debt
Weighted average interest rate at period end (as a percent)					3.00%	3.00%
Other debt instruments
Debt
Total debt - excluding debt to affiliates				109		$ 125
Revolving Facility
Debt
Revolving Increase provided by commitments		$ 25
Principal Outstanding		625				625
Carrying amount						0
Amount of letter of credit and bank guarantees issued and outstanding						15
Revolving Facility | LIBOR
Debt
Reference rate (as a percent)			2.75%
Revolving Facility | Maximum
A/R Programs
Debt instrument covenant consolidated leverage ratio			3.75
Extended Term Loan B
Debt
Unamortized discounts and debt issuance costs						(1)
Principal Outstanding						312
Carrying amount						311
Extended Term Loan B | LIBOR
Debt
Reference rate (as a percent)			2.75%
Extended Term Loans B Series 2
Debt
Principal Outstanding						192
Carrying amount						192
Extended Term Loans B Series 2 | LIBOR
Debt
Reference rate (as a percent)			3.00%
2015 Extended Term Loan B
Debt
Unamortized discounts and debt issuance costs						(5)
Principal Outstanding						773
Carrying amount						768
2015 Extended Term Loan B | LIBOR
Debt
Reference rate (as a percent)			3.00%
2014 New Term Loan
Debt
Unamortized discounts and debt issuance costs						(55)
Principal Outstanding						1,188
Carrying amount						1,133
Principal amount of debt		$ 1,200									$ 773,000
A/R Programs
Percentage of amortization of the original principal amount		1.00%
2014 New Term Loan | LIBOR
Debt
Reference rate		LIBOR
Reference rate (as a percent)		3.00%	3.00%
2014 New Term Loan | LIBOR Floor
Debt
Reference rate		LIBOR floor
Reference rate (as a percent)		0.75%	0.75%
Term Loan C
Debt
Principal Outstanding						50
Carrying amount						50
Term Loan C | LIBOR
Debt
Reference rate (as a percent)			2.25%
Intercompany Note
A/R Programs
Outstanding loan due to Huntsman Corporation						797
Outstanding loan due from Huntsman International						797
Due from Huntsman International, current						100
Due to Huntsman Corporation, current						100
Intercompany Note | Minimum
Debt
Reference rate			U.S. A/R Program
Reference rate (as a percent)			(0.10%)
Intercompany Note | Maximum
Debt
Reference rate			LIBOR
Reference rate (as a percent)			(0.25%)
2020 Senior Notes
Debt
Unamortized discounts and debt issuance costs						(4)
Total debt						650
Carrying amount						$ 646
Interest rate (as a percent)					4.875%	4.875%
2021 Senior Notes
Debt
Unamortized discounts and debt issuance costs						$ (2)
Total debt | €					€ 445
Carrying amount					€ 443	$ 484
Interest rate (as a percent)					5.125%	5.125%
2022 Senior Notes
Debt
Unamortized discounts and debt issuance costs						$ (4)
Total debt						400
Carrying amount						$ 396
Interest rate (as a percent)					5.125%	5.125%
2022 Senior Notes | Prior to January 1, 2025
A/R Programs
Percentage of principal amount at which the entity may redeem some or all of the notes			100.00%
2025 Senior Notes
Debt
Unamortized discounts and debt issuance costs						$ (4)
Total debt | €					€ 300
Carrying amount					€ 297	$ 324
Interest rate (as a percent)					4.25%	4.25%			4.25%	4.25%
Principal amount of debt									€ 300	$ 326
Accounts receivable programs
Debt
Total debt - excluding debt to affiliates				229		$ 215
A/R Programs
Accounts receivable pledged as collateral				472		438
U.S. A/R Program Maturing March 2018
Debt
Carrying amount						90
Reference rate			USD LIBOR
Amount of letter of credit and bank guarantees issued and outstanding						7
A/R Programs
Reduction in applicable margin on borrowings (as a percent)			0.95%
Maximum Funding Availability						250
EU A/R Program Maturing March 2018
Debt
Carrying amount					€ 114	125
Reference rate			GBP LIBOR, USD LIBOR or EURIBOR
A/R Programs
Reduction in applicable margin on borrowings (as a percent)			1.10%
Maximum Funding Availability					€ 225	246
HPS (China) debt
Debt
Carrying amount								$ 0
HPS China Term Loan
Debt
Principal amount of debt							¥ 669	103
HPS China Working Capital Facility
Debt
Principal Outstanding							¥ 423	$ 65
Senior notes
Debt
Total debt - excluding debt to affiliates				1,582		$ 1,850
Senior notes | Occurrence of certain change of control events
A/R Programs
Percentage of principal amount at which the entity may redeem some or all of the notes			101.00%
Senior subordinated notes
Debt
Total debt - excluding debt to affiliates				$ 526

[1]	At December 31, 2015 and December 31, 2014, respectively, $34 and $46 of cash and cash equivalents, $12 and $10 of restricted cash, $26 and $41 of accounts and notes receivable (net), $54 and $68 of inventories, $5 and $6 of other current assets, $307 and $339 of property, plant and equipment (net), $36 and $40 of intangible assets (net), $38 and $27 of other noncurrent assets, $82 and $92 of accounts payable, $27 and $37 of accrued liabilities, $15 and $172 of current portion of debt, $137 and $36 of longterm debt, and $54 and $97 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See “Note 7. Variable Interest Entities.”